OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Parent	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR
LOSS

		Group
	2025	2024
	£m	£m
Loans and advances to customers:
Loans to housing associations	—	4
Other loans	322	318
	322	322
Debt securities	—	56
Other debt instruments	24	36
Equity securities	3	7
	349	421
For the Santander UK group, other financial assets at FVTPL comprised £282m (2024: £341m) of financial assets designated at FVTPL and £67m (2024: £80m)
of financial assets mandatorily held at FVTPL.
Loans and advances to customers principally represent other loans, being a portfolio of roll-up mortgages and deferred consideration. These are managed, and have their performance evaluated, on a fair value basis in accordance with a documented investment strategy, and information about them is provided on that basis to management.
In 2025, 2024 and 2023, the net loss in the year attributable to changes in credit risk for loans and advances at FVTPL was £nil. The cumulative net loss attributable to changes in credit risk for loans and advances at FVTPL at 31 December 2025 was £3m (2024: £3m 2023: £3m).

Santander UK Group Holdings plc
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	42.4. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR
LOSS

	2025	2024
	£m	£m
Debt securities	9,663	8,792
Total	9,663	8,792
In 2025 and 2024, all other financial assets were mandatorily held at FVTPL. In 2025, as part of MREL requirements, the Company issued £2,972m (2024:
£799m) debt securities, which were subsequently downstreamed to Santander UK plc.